Shareholder Fees {- Fidelity Women's Leadership ETF}	Jun. 09, 2021 USD ($)
NF_07.31 Fidelity ESG ETFs_Combo PRO-01 | Fidelity Women's Leadership ETF
Shareholder Fees:
(fees paid directly from your investment)	none